Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

RBC Capital Markets, LLC

(together, the “Specified Parties”)

Re: T-Mobile US Trust 2024-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20240611.txt” (the “Data File”), provided by the Company on July 12, 2024, containing information on 1,229,295 equipment installment plan sales contracts (the “Receivables”) as of June 11, 2024 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2024-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 1 month, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be either the original EIP Contract, a copy of the original EIP Contract, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract or the execution of the EIP Contract by the signor.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_ 20240611.xlsx” provided by the Company on July 2, 2024, containing credit report scores for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_ Multiple_Device_Tracing_DownPayment_20240611.xlsx” provided by the Company on July 9, 2024, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables related to multiple equipment.

•

The term “Account Information Schedule” means two electronic data files entitled “STATPOOL_ Samples_CHANNEL_INSURANCE_LAST_PAYMENT_METHOD_20240611.xlsx” and “STATPOOL_ Samples_Supporting_File_20240611.xlsx” provided by the Company on July 16, 2024, containing information on account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, first payment, and EIP start date for each Selected Receivable.

•	The term “Source Documents” means the EIP Contract, FICO Schedule, Multi-Equipment Schedule, and Account Information Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 250 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Selected Receivables we were instructed to randomly select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Equipment Identifier (EIP_EQUIP_ID)	EIP Contract

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

State (STATE_CD)	Account Information Schedule

Account Receivable (AR_BALANCE)	Account Information Schedule

Sales Channel (CHANNEL)	Account Information Schedule, Instructions

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Attribute	Provided Information

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, Account Information Schedule, Instructions

Financed Amount (FA)	EIP Contract, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
July 29, 2024

Exhibit A

Instructions

Number	Attribute(s)	Instructions
1.	Sales Channel (CHANNEL)	For Selected Receivables with a Data File value of “Other,” consider the attribute to be in agreement if Account Information Schedule value is “National Retail.”

2.	First Payment Made (FIRST_PYMT_MADE)	For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.

3.	EIP Start Date (PLAN_STRT_DT)	For Selected Receivables for which the Data File value does not agree with the EIP Contract, use Account Information Schedule as Provided Information.

4.	Financed Amount (FA)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, recompute as the difference between Total Financed Amount and Down Payment.

5.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

6.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date. Consider the attribute to be in agreement if the result is within 1 month of Data File value.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	111037***	43	109294***	85	111455***
2	108200***	44	110145***	86	107680***
3	110771***	45	109368***	87	111607***
4	110118***	46	109315***	88	107096***
5	111429***	47	110457***	89	111246***
6	111301***	48	111316***	90	107985***
7	110631***	49	109447***	91	111561***
8	110485***	50	111224***	92	111554***
9	110874***	51	109353***	93	108428***
10	110626***	52	110911***	94	111430***
11	111407***	53	111016***	95	107482***
12	110223***	54	111491***	96	111180***
13	110358***	55	109417***	97	110848***
14	109808***	56	111178***	98	110999***
15	111574***	57	111365***	99	108821***
16	108926***	58	111515***	100	111061***
17	111490***	59	110905***	101	110845***
18	111529***	60	111594***	102	107381***
19	111360***	61	111403***	103	111489***
20	110920***	62	110588***	104	111036***
21	110992***	63	110966***	105	110981***
22	110998***	64	111318***	106	110273***
23	109531***	65	110733***	107	108096***
24	108173***	66	108326***	108	109874***
25	110672***	67	111568***	109	111253***
26	107230***	68	111589***	110	111604***
27	111074***	69	111373***	111	110323***
28	110637***	70	110854***	112	109355***
29	109913***	71	109682***	113	111555***
30	109456***	72	110794***	114	111079***
31	110365***	73	110543***	115	111307***
32	110737***	74	111589***	116	108895***
33	110256***	75	111201***	117	111297***
34	111099***	76	110216***	118	108857***
35	111335***	77	109539***	119	110802***
36	108575***	78	107768***	120	111204***
37	111319***	79	110158***	121	111355***
38	108220***	80	111163***	122	111280***
39	109798***	81	111091***	123	110727***
40	111506***	82	109905***	124	111398***
41	109224***	83	107997***	125	111467***
42	108393***	84	111102***	126	110982***

B-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	111502***	169	109840***	211	107410***
128	110698***	170	111249***	212	109503***
129	111314***	171	111555***	213	107566***
130	108637***	172	107849***	214	109795***
131	111166***	173	110723***	215	111212***
132	109712***	174	110420***	216	109438***
133	111604***	175	108402***	217	111517***
134	110152***	176	109365***	218	111319***
135	110329***	177	111334***	219	109869***
136	111356***	178	111592***	220	107635***
137	110499***	179	109459***	221	111419***
138	111587***	180	111201***	222	109074***
139	110444***	181	108303***	223	111446***
140	111487***	182	111510***	224	110869***
141	110841***	183	111278***	225	110116***
142	110903***	184	110824***	226	107659***
143	111309***	185	109835***	227	110668***
144	109019***	186	110302***	228	111525***
145	108919***	187	109849***	229	109607***
146	109027***	188	109828***	230	110424***
147	111353***	189	110966***	231	111416***
148	107142***	190	107620***	232	111211***
149	110931***	191	111233***	233	111458***
150	109267***	192	111072***	234	109859***
151	111093***	193	110857***	235	111438***
152	110860***	194	108970***	236	111023***
153	109325***	195	111415***	237	111220***
154	110168***	196	111385***	238	111480***
155	111384***	197	110729***	239	110572***
156	108307***	198	110847***	240	109911***
157	111203***	199	111274***	241	111555***
158	111221***	200	109961***	242	111165***
159	106966***	201	110970***	243	110540***
160	110644***	202	109618***	244	110689***
161	110601***	203	110270***	245	109127***
162	110065***	204	111345***	246	109984***
163	108134***	205	110239***	247	111184***
164	110380***	206	111308***	248	110285***
165	107276***	207	111534***	249	108181***
166	111457***	208	109200***	250	111559***
167	111534***	209	110159***
168	111564***	210	110115***

B-2